United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/18

Date of Reporting Period: Six months ended 08/31/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2017
Share Class | Ticker	A | FHYAX	C | FHYCX	Institutional | FHTIX
	Service | FHYTX	R6 | FHYLX

Federated High Yield Trust
Fund Established 1984

A Portfolio of Federated High Yield Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from March 1, 2017 through August 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue and John W. (“John”) McGonigle. They will be greatly missed.
Jack Donahue
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
Jack Donahue, along with Richard B. Fisher, founded Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At August 31, 2017, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	9.5%
Health Care	9.5%
Cable Satellite	7.8%
Packaging	6.1%
Independent Energy	5.7%
Media Entertainment	5.6%
Midstream	5.0%
Wireless Communications	4.4%
Pharmaceuticals	3.9%
Gaming	3.6%
Other[3]	36.1%
Cash Equivalents[4]	1.5%
Other Assets and Liabilities—Net[5]	1.3%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2017 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—87.3%
	Aerospace/Defense—1.2%
$1,875,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$2,053,125
1,700,000	TransDigm, Inc., 5.50%, 10/15/2020	1,728,135
1,425,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	1,478,438
2,950,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	3,071,687
2,400,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	2,478,000
1,375,000	TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	1,417,969
	TOTAL	12,227,354
	Automotive—2.6%
2,550,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	2,624,077
1,150,000	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	1,187,375
2,375,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2027	2,345,312
2,225,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	2,461,406
2,100,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	2,257,500
925,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	967,781
5,275,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	5,432,195
1,375,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	1,440,313
550,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	576,807
1,350,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	1,417,500
375,000	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	382,500
2,525,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	2,556,562
2,650,000	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	2,806,403
375,000	Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	379,688
925,000	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	973,563
	TOTAL	27,808,982
	Banking—1.0%
5,675,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	6,148,579
2,750,000	Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	2,877,187
1,300,000	Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,404,000
	TOTAL	10,429,766
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—1.7%
$575,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	$594,044
620,000	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	640,150
650,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	684,938
950,000	Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	1,011,750
1,450,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	1,566,000
825,000	CD&R Waterworks Merger Sub LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	843,562
250,000	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	263,438
525,000	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	564,375
1,025,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,073,687
1,500,000	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	1,614,375
1,100,000	Ply Gem Industries, Inc., 6.50%, 2/1/2022	1,152,250
3,525,000	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	3,736,500
3,950,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	4,058,625
400,000	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	426,500
	TOTAL	18,230,194
	Cable Satellite—7.8%
450,000	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	472,500
1,325,000	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	1,405,328
2,700,000	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	2,993,625
1,800,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	1,876,500
1,450,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	1,515,250
1,300,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	1,377,597
600,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	627,000
2,525,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	2,574,717
2,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	2,478,000
375,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	399,375
475,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	505,875
1,425,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	1,465,969
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$4,000,000	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	$4,190,000
2,400,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	2,514,000
2,325,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,377,312
800,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	818,000
4,300,000	Charter Communications Holdings II, 5.125%, 2/15/2023	4,455,875
500,000	Charter Communications Holdings II, 5.75%, 1/15/2024	525,775
2,350,000	DISH DBS Corp., 5.00%, 3/15/2023	2,432,955
2,950,000	DISH DBS Corp., 5.875%, 7/15/2022	3,187,844
1,650,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,786,125
850,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	999,813
900,000	Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	861,188
1,475,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	1,591,599
3,675,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	3,087,000
3,525,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	3,323,370
950,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	969,000
600,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	658,500
1,350,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	1,567,282
550,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	677,875
1,450,000	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	1,497,125
1,275,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	1,380,544
725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/1/2027	748,563
1,925,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	2,039,730
2,950,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	3,104,875
800,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	848,000
4,550,000	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	4,891,022
3,700,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	3,871,125
1,525,000	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	1,620,312
950,000	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	999,875
1,475,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,528,469
250,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	262,813
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$2,975,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	$3,075,406
600,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	624,750
1,625,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	1,671,719
	TOTAL	81,879,577
	Chemicals—2.0%
2,100,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	2,168,250
2,450,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,416,312
1,575,000	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	1,653,750
3,700,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	3,385,500
1,075,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	1,142,188
1,775,000	PQ Corp., Series 144A, 6.75%, 11/15/2022	1,930,312
6,950,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	7,245,375
625,000	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	659,375
	TOTAL	20,601,062
	Construction Machinery—0.6%
775,000	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	807,937
1,150,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,164,375
625,000	United Rentals, Inc., 4.625%, 7/15/2023	654,888
1,675,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	1,798,531
750,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	796,875
775,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	846,494
	TOTAL	6,069,100
	Consumer Cyclical Services—0.9%
1,075,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	1,150,497
2,700,000	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	2,760,750
1,875,000	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	1,943,813
825,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	899,250
2,525,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	2,600,750
	TOTAL	9,355,060
	Consumer Products—2.0%
2,700,000	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	1,809,000
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—continued
$4,150,000	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	$4,217,437
575,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	586,500
3,025,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	3,176,250
4,300,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	4,450,500
2,125,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	2,279,062
175,000	Scotts Miracle-Gro Co., Sr. Unsecd. Note, 5.25%, 12/15/2026	184,835
1,875,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	2,003,906
575,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	619,563
1,325,000	Springs Industries, Inc., 6.25%, 6/1/2021	1,368,063
	TOTAL	20,695,116
	Diversified Manufacturing—0.7%
2,700,000	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	2,818,125
2,500,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	2,587,500
1,675,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,754,563
	TOTAL	7,160,188
	Finance Companies—1.9%
250,000	Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	253,438
3,800,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	3,858,900
300,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	309,750
2,275,000	Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	2,478,840
650,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	666,250
600,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	626,250
5,700,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	5,942,250
5,725,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	6,025,562
	TOTAL	20,161,240
	Food & Beverage—1.9%
3,750,000	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	2,821,875
2,300,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	2,449,500
1,800,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	1,904,040
1,600,000	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	1,664,240
375,000	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	387,188
3,575,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	3,583,937
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$1,675,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	$1,746,187
1,600,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	1,664,000
450,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	475,313
2,725,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	2,851,031
	TOTAL	19,547,311
	Gaming—3.2%
1,225,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	1,333,719
2,300,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,481,125
2,750,000	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,832,500
525,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	560,438
1,125,000	GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	1,223,438
950,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	1,037,875
2,650,000	MGM Mirage, Inc., 7.75%, 3/15/2022	3,107,125
450,000	MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	500,625
775,000	MGM Resorts International, 6.00%, 3/15/2023	858,313
1,700,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,738,233
2,875,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	3,029,531
1,175,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	1,222,000
2,800,000	Pinnacle Entertainment, Inc., Sr. Unsecd. Note, 5.625%, 5/1/2024	2,891,000
2,525,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	2,556,562
4,250,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,281,875
480,000	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	487,200
1,100,000	Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	1,144,000
1,475,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	1,449,187
725,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	733,156
	TOTAL	33,467,902
	Health Care—9.4%
3,625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	3,905,937
3,550,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	3,363,625
1,725,000	Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,795,078
1,025,000	CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	1,028,844
2,025,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	2,047,781
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$3,825,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	$3,189,094
300,000	DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	304,890
850,000	DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	869,125
3,025,000	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	3,157,344
950,000	HCA, Inc., 4.50%, 2/15/2027	967,813
325,000	HCA, Inc., 4.75%, 5/1/2023	343,623
4,550,000	HCA, Inc., 5.00%, 3/15/2024	4,845,750
1,150,000	HCA, Inc., 5.25%, 6/15/2026	1,240,563
1,225,000	HCA, Inc., 5.875%, 5/1/2023	1,343,212
3,775,000	HCA, Inc., 5.875%, 2/15/2026	4,081,719
1,550,000	HCA, Inc., Bond, 5.875%, 3/15/2022	1,721,120
2,775,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,934,562
1,075,000	HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,241,625
1,375,000	HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	1,486,719
1,625,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	1,706,250
2,775,000	Iasis Healthcare LLC, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,776,387
1,000,000	LifePoint Health, Inc., 5.875%, 12/1/2023	1,055,940
825,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2024	855,938
500,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	519,313
6,950,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	7,471,250
2,150,000	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	2,322,000
8,750,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	8,618,750
4,325,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	4,465,562
3,225,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	3,297,562
3,050,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	2,886,062
5,950,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	5,757,517
850,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	879,750
1,000,000	Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	1,055,000
375,000	Tenet Healthcare Corp., 8.125%, 4/1/2022	394,688
2,475,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	2,496,532
1,225,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	1,255,625
4,525,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	4,500,565
750,000	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	737,933
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$1,100,000	Tenet Healthcare Corp., Term Loan—1st Lien, Series 144A, 4.625%, 7/15/2024	$1,102,530
700,000	Tenet Healthcare Corp., Term Loan—2nd Lien, Series 144A, 7.50%, 1/1/2022	757,750
3,300,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	3,803,250
	TOTAL	98,584,578
	Independent Energy—5.4%
1,250,000	Antero Resources Corp., Sr. Unsecd. Note, 5.00%, 3/1/2025	1,231,250
1,250,000	Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	1,259,375
750,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	766,875
975,000	Antero Resources Finance Corp., 5.375%, 11/1/2021	995,719
1,825,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	1,866,062
1,004,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	1,024,080
975,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	994,500
1,900,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	1,852,500
725,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	737,687
175,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	182,000
900,000	Chesapeake Energy Corp., 5.75%, 3/15/2023	799,875
1,429,000	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	1,482,587
550,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	489,500
675,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	621,000
550,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	532,125
2,025,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 6/15/2027	1,933,875
2,600,000	Continental Resources, Inc., 4.50%, 4/15/2023	2,567,500
500,000	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	511,875
500,000	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	532,500
800,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 4.75%, 11/1/2024	806,000
500,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.375%, 5/31/2025	516,250
1,600,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	1,572,000
350,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	201,250
1,250,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,250,000
950,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	935,750
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$1,150,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2025	$1,135,625
800,000	Laredo Petroleum, 5.625%, 1/15/2022	801,000
450,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	462,375
1,450,000	Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	1,495,312
750,000	Northern Oil and Gas, Inc., 8.00%, 6/1/2020	502,500
2,300,000	Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	1,564,000
1,125,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,082,250
1,800,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,764,000
350,000	PDC Energy, Inc., 7.75%, 10/15/2022	364,438
975,000	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 9/15/2024	1,004,250
375,000	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	392,813
600,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	603,000
575,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	580,750
700,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	668,500
900,000	QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	938,250
1,000,000	RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	1,041,250
725,000	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2025	730,438
1,842,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,772,925
775,000	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	765,382
1,750,000	Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	1,822,187
875,000	SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	783,125
600,000	SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	577,500
525,000	SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	497,438
3,300,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	3,060,750
450,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	443,250
1,300,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	1,269,125
1,025,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	1,009,625
975,000	WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	1,010,344
101,000	WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	109,585
450,000	WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	496,125
2,900,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	2,704,250
	TOTAL	57,114,497
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—0.9%
$2,550,000		Anixter, Inc., 5.50%, 3/1/2023	$2,750,813
2,625,000		Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	2,723,438
4,275,000		Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	4,114,687
		TOTAL	9,588,938
		Insurance - P&C—2.0%
2,275,000		AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	2,297,523
3,050,000		Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	3,067,156
6,100,000		Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	6,357,420
2,825,000		Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	2,844,768
3,100,000		NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	3,154,250
3,250,000		USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	3,319,062
		TOTAL	21,040,179
		Leisure—0.8%
975,000		AMC Entertainment Holdings, Inc., Sr. Sub. Note, 5.875%, 11/15/2026	920,156
700,000		AMC Entertainment Holdings, Inc., Sr. Sub. Note, 6.125%, 5/15/2027	658,875
525,000		Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2027	552,563
650,000	[1,2,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
1,050,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	1,050,000
400,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	415,960
1,275,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	1,289,407
3,350,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	3,433,750
		TOTAL	8,320,711
		Lodging—0.2%
525,000		Hilton Domestic Operations, Sr. Unsecd. Note, 4.25%, 9/1/2024	539,595
1,375,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 4.625%, 4/1/2025	1,440,175
		TOTAL	1,979,770
		Media Entertainment—5.0%
675,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	678,375
2,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	2,661,906
1,325,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,386,944
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$1,200,000	CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	$1,269,000
2,450,000	Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,791,563
800,000	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	840,000
300,000	Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	308,250
2,200,000	Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	2,271,500
500,000	E.W. Scripps Co., Sr. Unsecd. Note, Series 144A, 5.125%, 5/15/2025	507,500
2,600,000	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	2,873,000
1,500,000	Gannett Co., Inc., 6.375%, 10/15/2023	1,597,500
825,000	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	871,406
1,400,000	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	1,422,750
2,100,000	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	2,168,250
825,000	Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	862,125
650,000	Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	708,500
2,650,000	Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	2,746,062
1,675,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	1,754,563
2,725,000	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	2,827,187
3,700,000	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	3,838,750
2,925,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	3,027,375
2,325,000	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	2,383,823
825,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	804,375
1,700,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	1,738,250
2,725,000	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	2,786,312
3,775,000	Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	3,935,437
2,050,000	Urban One, Inc., Series 144A, 7.375%, 4/15/2022	2,088,438
1,775,000	Urban One, Inc., Series 144A, 9.25%, 2/15/2020	1,730,625
600,000	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	618,000
325,000	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	336,781
	TOTAL	52,834,547
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—2.5%
$2,000,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 5/1/2025	$2,097,500
1,850,000	Coeur Mining, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/1/2024	1,856,938
250,000	Freeport-McMoRan, Inc., 3.55%, 3/1/2022	246,406
4,175,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	4,154,125
4,300,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	4,160,250
800,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	864,000
1,250,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	1,384,375
425,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	437,219
1,750,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	1,791,563
575,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.00%, 12/15/2026	609,500
500,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	514,350
300,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	312,000
2,250,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	2,421,562
100,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 6.375%, 8/15/2022	103,625
1,100,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	1,182,500
1,975,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	2,187,312
100,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.25%, 7/15/2041	110,500
1,350,000	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	1,559,250
	TOTAL	25,992,975
	Midstream—4.7%
1,200,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	1,221,000
1,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	1,120,688
1,275,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	1,294,125
2,750,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,818,750
2,050,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	2,101,250
675,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	676,688
1,000,000	Cheniere Corpus Christi Holdings LLC, Sec. Fac. Bond, Series 144A, 5.125%, 6/30/2027	1,037,500
1,900,000	Cheniere Corpus Christi Holdings LLC, Term Loan—1st Lien, 5.875%, 3/31/2025	2,049,625
925,000	Cheniere Corpus Christi Holdings LLC, Term Loan—1st Lien, 7.00%, 6/30/2024	1,056,813
3,025,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	3,274,562
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$2,425,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	$2,309,812
1,950,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	1,867,125
1,525,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	1,460,187
2,525,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	2,638,625
125,000	NGPL PipeCo LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 8/15/2022	128,750
200,000	NGPL PipeCo LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2027	206,500
1,925,000	NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	2,045,312
2,200,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	2,178,000
925,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	915,750
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	891,000
3,450,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	3,475,875
1,875,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	1,889,062
250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	256,250
1,000,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	1,031,250
1,600,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	1,664,000
1,200,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	1,276,500
100,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	105,500
1,396,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,422,175
1,050,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	1,087,406
850,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	905,250
1,075,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	1,174,438
2,400,000	Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	2,592,000
1,125,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	1,155,938
	TOTAL	49,327,706
	Oil Field Services—0.9%
450,000	Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	438,750
1,250,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	1,246,875
1,575,000	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 9/15/2024	1,594,687
2,125,000	Tervita Escrow Corp., Term Loan—2nd Lien, Series 144A, 7.625%, 12/1/2021	2,146,250
1,875,000	Weatherford International Ltd., 7.00%, 3/15/2038	1,593,750
2,050,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	2,014,125
225,000	Weatherford International Ltd., Sr. Unsecd. Note, Series 144A, 9.875%, 2/15/2024	231,188
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$500,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	$425,000
	TOTAL	9,690,625
	Packaging—5.1%
2,450,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	2,603,125
550,000	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	567,188
1,900,000	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	1,957,950
2,875,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	3,058,281
4,450,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	4,925,482
1,925,000	Berry Plastics Corp., 5.125%, 7/15/2023	2,018,844
2,125,000	Berry Plastics Corp., 5.50%, 5/15/2022	2,207,344
2,950,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	3,086,437
6,375,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	6,526,406
5,575,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	5,808,453
3,325,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	3,491,250
1,225,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	1,315,344
675,000	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	760,641
2,375,000	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	2,422,239
3,950,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	4,238,844
525,000	Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	589,969
1,175,000	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,241,094
300,000	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	322,500
725,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	773,937
425,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	463,250
5,300,000	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	5,498,750
	TOTAL	53,877,328
	Paper—0.3%
2,950,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	2,898,375
	Pharmaceuticals—3.8%
1,150,000	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	1,191,688
1,950,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,638,331
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$350,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	$294,875
3,850,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	3,185,875
8,325,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	8,751,240
2,025,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,776,937
3,500,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	3,290,000
2,325,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	2,237,812
1,725,000	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	1,591,313
1,275,000	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,255,875
1,250,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	1,056,250
6,800,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	5,763,000
175,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	167,125
375,000	Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, Series 144A, 6.50%, 3/15/2022	394,219
1,150,000	Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, Series 144A, 7.00%, 3/15/2024	1,223,313
5,325,000	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	4,566,187
1,950,000	West Street Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	1,959,750
	TOTAL	40,343,790
	Refining—0.4%
3,775,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	3,841,063
	Restaurants—1.1%
3,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	3,100,875
925,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—1st Lien, Series 144A, 4.25%, 5/15/2024	938,875
3,250,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—2nd Lien, Series 144A, 5.00%, 10/15/2025	3,351,563
600,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	617,250
1,100,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	1,152,580
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurants—continued
$2,200,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	$2,323,750
	TOTAL	11,484,893
	Retailers—1.1%
5,225,000	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	4,271,438
850,000	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	888,250
2,075,000	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	2,124,281
1,150,000	PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	960,250
2,200,000	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	2,169,750
1,550,000	Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	1,590,703
	TOTAL	12,004,672
	Supermarkets—0.5%
2,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	2,014,950
3,075,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	2,786,719
	TOTAL	4,801,669
	Technology—8.2%
4,525,000	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	4,694,687
950,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	991,563
525,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	549,938
1,150,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,266,437
1,525,000	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	1,627,937
3,950,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	4,377,510
3,550,000	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	3,683,125
175,000	First Data Corp., Series 144A, 5.375%, 8/15/2023	184,625
10,275,000	First Data Corp., Series 144A, 5.75%, 1/15/2024	10,843,207
2,350,000	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	2,538,000
1,175,000	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	1,241,094
4,700,000	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	4,999,625
5,225,000	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	5,355,625
5,750,000	Infor US, Inc., 6.50%, 5/15/2022	5,893,750
3,800,000	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	3,838,000
3,550,000	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	3,629,875
800,000	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	873,920
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$650,000	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 8/1/2026	$676,000
325,000	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	347,750
1,550,000	NCR Corp., 6.375%, 12/15/2023	1,661,600
675,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	703,688
825,000	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	839,438
2,525,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.00%, 7/1/2024	2,732,782
1,475,000	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	1,546,906
3,475,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	3,409,844
1,800,000	SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	1,899,000
1,050,000	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,085,438
650,000	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	710,938
500,000	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	526,250
1,450,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,591,375
4,425,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	5,061,094
1,575,000	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	1,653,277
2,475,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	2,536,875
525,000	Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	564,375
825,000	Verisign, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2027	843,480
1,172,000	Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	1,244,517
	TOTAL	86,223,545
	Transportation Services—1.0%
500,000	Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	506,100
500,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	490,470
3,700,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	3,801,750
2,350,000	HDTFS, Inc., 6.25%, 10/15/2022	2,197,250
500,000	Hertz Corp., 5.875%, 10/15/2020	482,500
2,350,000	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	2,009,250
1,500,000	Hertz Corp., Term Loan—2nd Lien, Series 144A, 7.625%, 6/1/2022	1,516,875
	TOTAL	11,004,195
	Utility - Electric—2.1%
4,425,000	Calpine Corp., 5.75%, 1/15/2025	4,093,125
200,000	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	207,000
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$650,000	Calpine Corp., Series 144A, 5.875%, 1/15/2024	$670,313
600,000	Calpine Corp., Sr. Unsecd. Note, 5.375%, 1/15/2023	573,000
3,475,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	3,731,281
4,100,000	NRG Energy, Inc., 6.25%, 5/1/2024	4,264,000
1,225,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,270,937
1,350,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,424,250
1,400,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	1,512,000
3,325,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2023	3,458,000
1,350,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	1,437,750
	TOTAL	22,641,656
	Wireless Communications—4.4%
300,000	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	318,750
4,825,000	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	5,239,709
2,325,000	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	2,243,625
1,800,000	MetroPCS Wireless, Inc., 6.125%, 1/15/2022	1,881,000
1,500,000	MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	1,590,000
1,450,000	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,524,312
875,000	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	925,313
4,775,000	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	5,175,002
3,600,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,969,000
4,150,000	Sprint Corp., 7.125%, 6/15/2024	4,570,187
4,200,000	Sprint Corp., 7.875%, 9/15/2023	4,809,546
1,000,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	1,132,500
3,275,000	Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,491,969
2,800,000	T-Mobile USA, Inc., 6.625%, 4/1/2023	2,957,500
325,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	343,281
925,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 4/15/2024	986,281
300,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	323,813
2,725,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	2,915,750
1,325,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	1,470,750
	TOTAL	45,868,288
	TOTAL CORPORATE BONDS (IDENTIFIED COST $888,462,072)	917,096,852
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—7.7%
		Automotive—0.6%
$69,558	[1]	American Axle & Manufacturing Holdings, Inc.	$1,016,242
80,660		Goodyear Tire & Rubber Co.	2,443,998
15,785		Lear Corp.	2,360,489
		TOTAL	5,820,729
		Banking—0.2%
104,048		Ally Financial, Inc.	2,351,485
		Building Materials—0.5%
72,399	[1]	HD Supply, Inc.	2,410,887
80,213	[1]	USG Corp.	2,406,390
		TOTAL	4,817,277
		Chemicals—0.1%
44,725	[1]	Axalta Coating Systems Ltd.	1,320,282
		Consumer Products—0.4%
158,967	[1]	Party City Holdco, Inc.	2,217,590
47,110	[1]	Prestige Brands Holdings, Inc.	2,388,948
		TOTAL	4,606,538
		Food & Beverage—0.5%
59,060		Aramark	2,403,151
95,020	[1]	US Foods Holding Corp.	2,608,299
		TOTAL	5,011,450
		Gaming—0.4%
117,660	[1]	Eldorado Resorts, Inc.	2,706,180
73,885	[1]	Penn National Gaming, Inc.	1,639,508
		TOTAL	4,345,688
		Health Care—0.1%
47,050	[1]	Tenet Healthcare Corp.	807,849
		Independent Energy—0.3%
52,710	[1]	RSP Permian, Inc.	1,654,040
133,760	[1]	WPX Energy, Inc.	1,336,262
		TOTAL	2,990,302
		Industrial - Other—0.1%
53,121	[1]	International Wire Group Holdings, Inc.	1,460,828
		Media Entertainment—0.5%
146,202	[1]	Gray Television, Inc.	2,090,688
20,973		Nexstar Media Group, Inc., Class A	1,262,575
37,095		Sinclair Broadcast Group, Inc.	1,122,124
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Media Entertainment—continued
749,566	[1]	Urban One, Inc.	$1,311,740
		TOTAL	5,787,127
		Metals & Mining—0.1%
61,175		Teck Resources Ltd.	1,525,093
		Midstream—0.3%
107,636		Suburban Propane Partners LP	2,665,067
		Packaging—1.0%
74,510		Ardagh Group SA	1,549,063
39,672	[1]	Berry Global Group, Inc.	2,231,153
28,620		Multi-Color Corp.	2,283,876
94,000	[1]	Owens-Illinois, Inc.	2,316,160
50,260		Sealed Air Corp.	2,230,539
		TOTAL	10,610,791
		Paper—0.7%
41,992	[1]	Clearwater Paper Corp.	1,952,628
202,181		Graphic Packaging Holding Co.	2,638,462
43,874		WestRock Co.	2,496,869
		TOTAL	7,087,959
		Pharmaceuticals—0.1%
19,680	[1]	Mallinckrodt PLC	808,454
		Refining—0.1%
103,905	[1]	CVR Refining, LP	877,997
		Retailers—0.2%
104,445		Hanesbrands, Inc.	2,533,836
		Technology—1.3%
40,160		CDW Corp.	2,546,947
58,810	[1]	CommScope Holdings Co., Inc.	1,944,259
55,020		Diebold Nixdorf, Inc.	1,125,159
47,955	[1]	Microsemi Corp.	2,415,973
56,456	[1]	NCR Corp.	2,062,338
46,959	[1]	Tower Semiconductor Ltd.	1,418,631
19,235	[1]	Zebra Technologies Corp., Class A	1,982,936
		TOTAL	13,496,243
		Transportation - Services—0.2%
65,360	[1]	Avis Budget Group, Inc.	2,367,993
		TOTAL COMMON STOCKS (IDENTIFIED COST $76,145,290)	81,292,988
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—3.7%[6]
1,546,567	Federated Bank Loan Core Fund	$15,604,862
22,742,748	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.19%[7]	22,747,297
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $38,518,221)	38,352,159
	TOTAL INVESTMENT IN SECURITIES—98.7% (IDENTIFIED COST $1,003,125,583)[8]	1,036,741,999
	OTHER ASSETS AND LIABILITIES - NET—1.3%[9]	13,787,618
	TOTAL NET ASSETS—100%	$1,050,529,617
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	Principal amount and interest were not paid upon final maturity.
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2017, these restricted securities amounted to $0, which represented 0.0% of total net assets.
6	Affiliated holdings.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the six months ended August 31, 2017, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/28/2017	1,997,585	22,892,987	24,890,572
Purchases/ Additions	41,108	139,584,954	139,626,062
Sales/Reductions	(492,126)	(139,735,193)	(140,227,319)
Balance of Shares Held 8/31/2017	1,546,567	22,742,748	24,289,315
Value	$15,604,862	$22,747,297	$38,352,159
Change in Unrealized Appreciation/Depreciation	$(271,140)	$(4,328)	$(275,468)
Net Realized Gain/Loss	$123,623	$1,576	$125,199
Dividend Income	$416,964	$138,418	$555,382
Semi-Annual Shareholder Report

7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $1,002,103,601.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$74,530,919	$1,460,828	$—	$75,991,747
International	5,301,241	—	—	5,301,241
Debt Securities:
Corporate Bonds	—	917,096,852	0	917,096,852
Investment Companies[1]	22,747,297	—	—	38,352,159
TOTAL SECURITIES	$102,579,457	$918,557,680	$0	$1,036,741,999
1	As permitted by U.S. generally accepted accounting principles (GAAP), Federated Bank Loan Core Fund valued at $15,604,862 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above, but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Federated Bank Loan Core Fund is the next determined NAV after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2017	Year Ended February 28 or 29,		Period Ended 2/28/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$6.91	$6.04	$6.88	$6.90
Income From Investment Operations:
Net investment income	0.17	0.32	0.33	0.28
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.01	0.86	(0.85)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.18	1.18	(0.52)	0.26
Less Distributions:
Distributions from net investment income	(0.17)	(0.31)	(0.32)	(0.28)
Return of capital	—	—	—	(0.00)[2,3]
TOTAL DISTRIBUTIONS	(0.17)	(0.31)	(0.32)	(0.28)
Redemption Fees	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net Asset Value, End of Period	$6.92	$6.91	$6.04	$6.88
Total Return[4]	2.61%	19.96%	(7.79)%	3.86%
Ratios to Average Net Assets:
Net expenses	0.97%[5]	0.98%	0.98%	0.98%[5]
Net investment income	4.73%[5]	4.91%	5.11%	5.17%[5]
Expense waiver/reimbursement[6]	0.19%[5]	0.14%	0.14%	0.19%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$117,214	$132,587	$99,089	$17,781
Portfolio turnover	15%	35%	37%	36%[7]
1	Reflects operations for the period from April 30, 2014 (date of initial investment) to February 28, 2015.
2	Represents a return of capital for federal income tax purposes.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2015.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2017	Year Ended February 28 or 29,		Period Ended 2/28/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$6.90	$6.03	$6.87	$6.90
Income From Investment Operations:
Net investment income	0.14	0.26	0.28	0.24
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.01	0.87	(0.85)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.15	1.13	(0.57)	0.21
Less Distributions:
Distributions from net investment income	(0.14)	(0.26)	(0.27)	(0.24)
Return of capital	—	—	—	(0.00)[2,3]
TOTAL DISTRIBUTIONS	(0.14)	(0.26)	(0.27)	(0.24)
Redemption Fees	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net Asset Value, End of Period	$6.91	$6.90	$6.03	$6.87
Total Return[4]	2.23%	19.11%	(8.48)%	3.08%
Ratios to Average Net Assets:
Net expenses	1.72%[5]	1.71%	1.72%	1.73%[5]
Net investment income	3.97%[5]	4.16%	4.26%	4.46%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.14%	0.13%	0.18%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$47,854	$45,740	$23,870	$8,758
Portfolio turnover	15%	35%	37%	36%[7]
1	Reflects operations for the period from April 30, 2014 (date of initial investment) to February 28, 2015.
2	Represents a return of capital for federal income tax purposes.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2015.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2017	Year Ended February 28 or 29,			Period Ended 2/28/2014[1]
		2017	2016	2015
Net Asset Value, Beginning of Period	$6.88	$6.01	$6.85	$6.87	$6.58
Income From Investment Operations:
Net investment income	0.17	0.33	0.34	0.34	0.26
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.02	0.87	(0.84)	(0.01)	0.28
TOTAL FROM INVESTMENT OPERATIONS	0.19	1.20	(0.50)	0.33	0.54
Less Distributions:
Distributions from net investment income	(0.18)	(0.33)	(0.34)	(0.35)	(0.26)
Return of capital	—	—	—	(0.00)[2,3]	—
TOTAL DISTRIBUTIONS	(0.18)	(0.33)	(0.34)	(0.35)	(0.26)
Redemption Fees	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Regulatory Settlement Proceeds[4]	—	—	—	—	0.01
Net Asset Value, End of Period	$6.89	$6.88	$6.01	$6.85	$6.87
Total Return[5]	2.74%	20.33%	(7.60)%	4.95%	8.70%[4]
Ratios to Average Net Assets:
Net expenses	0.72%[6]	0.73%	0.73%	0.74%	0.74%[6]
Net investment income	4.98%[6]	5.16%	5.21%	5.05%	5.32%[6]
Expense waiver/reimbursement[7]	0.11%[6]	0.14%	0.13%	0.16%	0.27%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$347,142	$259,501	$138,614	$81,313	$19,888
Portfolio turnover	15%	35%	37%	36%	27%[8]
1	Reflects operations for the period from June 11, 2013 (date of initial investment) to February 28, 2014.
2	Represents a return of capital for federal income tax purposes.
3	Represents less than $0.01.
4	On September 9, 2013, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.12% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2014.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2017	Year Ended February 28 or 29,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$6.89	$6.02	$6.86	$6.88	$6.49	$6.05
Income From Investment Operations:
Net investment income	0.17	0.32	0.33	0.32	0.34	0.39
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.01	0.86	(0.85)	(0.01)	0.38	0.32
TOTAL FROM INVESTMENT OPERATIONS	0.18	1.18	(0.52)	0.31	0.72	0.71
Less Distributions:
Distributions from net investment income	(0.17)	(0.31)	(0.32)	(0.33)	(0.34)	(0.39)
Return of capital	—	—	—	(0.00)[1,2]	—	—
TOTAL DISTRIBUTIONS	(0.17)	(0.31)	(0.32)	(0.33)	(0.34)	(0.39)
Redemption Fees	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]
Regulatory Settlement Proceeds[3]	—	—	—	—	0.01	0.12
Net Asset Value, End of Period	$6.90	$6.89	$6.02	$6.86	$6.88	$6.49
Total Return[4]	2.61%	20.02%	(7.82)%	4.68%	11.58%[3]	14.18%[3]
Ratios to Average Net Assets:
Net expenses	0.97%[5]	0.98%	0.98%	0.98%	0.99%	0.99%
Net investment income	4.72%[5]	4.92%	4.89%	4.69%	4.99%	5.93%
Expense waiver/reimbursement[6]	0.12%[5]	0.14%	0.12%	0.17%	0.25%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$538,313	$628,554	$500,561	$615,300	$613,951	$363,306
Portfolio turnover	15%	35%	37%	36%	27%	37%
1	Represents a return of capital for federal income tax purposes.
2	Represents less than $0.01.
3	On September 9, 2013 and June 12, 2012, the Fund received residual distributions from a regulatory settlement which had a total return impact of 0.12% and 2.01%, respectively.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 8/31/2017[1]
Net Asset Value, Beginning of Period	$6.87
Income From Investment Operations:
Net investment income	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.15
Less Distributions:
Distributions from net investment income	(0.12)
Redemption Fees	—
Net Asset Value, End of Period	$6.90
Total Return[2]	2.70%
Ratios to Average Net Assets:
Net expenses	0.68%[3]
Net investment income	4.97%[3]
Expense waiver/reimbursement[4]	0.00%[3,5]
Supplemental Data:
Net assets, end of period (000 omitted)	$6
Portfolio turnover	15%[6]
1	Reflects operations for the period from April 27, 2017 (date of initial investment) to August 31, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended August 31, 2017.
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities
August 31, 2017 (unaudited)
Assets:
Investment in securities, at value including $38,352,159 of investment in affiliated holdings (identified cost $1,003,125,583)		$1,036,741,999
Income receivable		15,365,494
Receivable for investments sold		648,689
Receivable for shares sold		1,226,674
TOTAL ASSETS		1,053,982,856
Liabilities:
Payable for investments purchased	$329,094
Payable for shares redeemed	2,480,272
Income distribution payable	121,243
Payable to adviser (Note 5)	16,489
Payable for administrative fees (Note 5)	2,256
Payable for transfer agent fee	183,201
Payable for Directors'/Trustees' fees (Note 5)	266
Payable for distribution services fee (Note 5)	30,155
Payable for other service fees (Notes 2 and 5)	148,548
Accrued expenses (Note 5)	141,715
TOTAL LIABILITIES		3,453,239
Net assets for 152,273,362 shares outstanding		$1,050,529,617
Net Assets Consist of:
Paid-in capital		$1,034,028,485
Net unrealized appreciation of investments		33,616,416
Accumulated net realized loss on investments and foreign currency transactions		(18,164,357)
Undistributed net investment income		1,049,073
TOTAL NET ASSETS		$1,050,529,617
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($117,214,113 ÷ 16,940,367 shares outstanding), no par value, unlimited shares authorized	$6.92
Offering price per share (100/95.50 of $6.92)	$7.25
Redemption proceeds per share (98.00/100 of $6.92)	$6.78
Class C Shares:
Net asset value per share ($47,854,148 ÷ 6,920,991 shares outstanding), no par value, unlimited shares authorized	$6.91
Offering price per share	$6.91
Redemption proceeds per share (97.00/100 of $6.91)	$6.70
Institutional Shares:
Net asset value per share ($347,142,042 ÷ 50,370,879 shares outstanding), no par value, unlimited shares authorized	$6.89
Offering price per share	$6.89
Redemption proceeds per share (98.00/100 of $6.89)	$6.75
Service Shares:
Net asset value per share ($538,313,092 ÷ 78,040,223 shares outstanding), no par value, unlimited shares authorized	$6.90
Offering price per share	$6.90
Redemption proceeds per share (98.00/100 of $6.90)	$6.76
Class R6 Shares:
Net asset value per share ($6,222 ÷ 902 shares outstanding), no par value, unlimited shares authorized	$6.90
Offering price per share	$6.90
Redemption proceeds per share (98.00/100 of $6.90)	$6.76
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended August 31, 2017 (unaudited)
Investment Income:
Interest			$29,153,482
Dividends (including $555,382 received from affiliated holdings and net of foreign taxes withheld of $2,252)			1,013,448
TOTAL INCOME			30,166,930
Expenses:
Investment adviser fee (Note 5)		$3,175,207
Administrative fee (Note 5)		416,746
Custodian fees		22,249
Transfer agent fee		631,445
Directors'/Trustees' fees (Note 5)		5,800
Auditing fees		18,448
Legal fees		5,208
Portfolio accounting fees		108,172
Distribution services fee (Note 5)		177,788
Other service fees (Notes 2 and 5)		921,347
Share registration costs		40,572
Printing and postage		43,239
Miscellaneous (Note 5)		18,496
TOTAL EXPENSES		5,584,717
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(297,123)
Reimbursement of other operating expenses (Notes 2 and 5)	(347,560)
TOTAL WAIVER AND REIMBURSEMENTS		(644,683)
Net expenses			4,940,034
Net investment income			25,226,896
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $125,199 on sales of investments in affiliated holdings)			7,736,818
Net change in unrealized appreciation of investments (including change in unrealized appreciation of $(275,468) on investments in affiliated holdings)			(5,999,945)
Net realized and unrealized gain on investments and foreign currency transactions			1,736,873
Change in net assets resulting from operations			$26,963,769
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 8/31/2017	Year Ended 2/28/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,226,896	$47,932,492
Net realized gain (loss) on investments and foreign currency transactions	7,736,818	(2,052,951)
Net change in unrealized appreciation/depreciation of investments	(5,999,945)	123,923,510
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	26,963,769	169,803,051
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,992,054)	(5,928,300)
Class C Shares	(971,435)	(1,450,970)
Institutional Shares	(8,042,289)	(9,872,920)
Service Shares	(13,867,424)	(29,123,558)
Class R6 Shares	(99)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,873,301)	(46,375,748)
Share Transactions:
Proceeds from sale of shares	208,324,042	482,750,259
Net asset value of shares issued to shareholders in payment of distributions declared	25,169,319	45,123,546
Cost of shares redeemed	(250,530,628)	(347,230,667)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(17,037,267)	180,643,138
Redemption Fees	95,130	177,114
Change in net assets	(15,851,669)	304,247,555
Net Assets:
Beginning of period	1,066,381,286	762,133,731
End of period (including undistributed net investment income of $1,049,073 and $1,695,478, respectively)	$1,050,529,617	$1,066,381,286
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2017 (unaudited)
1. ORGANIZATION
Federated High Yield Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. On February 22, 2016, the Fund became a portfolio of a trust with the same name, Federated High Yield Trust (the “Trust”). The Trust consists of two portfolios. The financial statements included herein are only those of the Fund, a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective April 27, 2017, the Fund began offering Class R6 Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $644,683 is disclosed in various locations in this Note 2 and Note 5. For the six months ended August 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$117,079	$(84,020)
Class C Shares	22,156	(9,669)
Institutional Shares	160,086	(82,409)
Service Shares	332,124	(171,462)
Class R6 Shares	0[1]	(0)[1]
TOTAL	$631,445	$347,560
1	Represents less than $1.00.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended August 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$154,389
Class C Shares	58,985
Service Shares	707,973
TOTAL	$921,347
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At August 31, 2017, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at August 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006	$641,893	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 8/31/2017		Year Ended 2/28/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,955,410	$13,467,057	7,845,903	$51,460,499
Shares issued to shareholders in payment of distributions declared	426,085	2,944,281	887,548	5,868,864
Shares redeemed	(4,631,807)	(31,843,953)	(5,961,136)	(39,587,539)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,250,312)	$(15,432,615)	2,772,315	$17,741,824
Semi-Annual Shareholder Report

	Six Months Ended 8/31/2017		Year Ended 2/28/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,059,301	$7,281,124	3,580,720	$23,444,286
Shares issued to shareholders in payment of distributions declared	139,910	966,028	217,653	1,440,875
Shares redeemed	(903,128)	(6,218,326)	(1,131,305)	(7,469,090)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	296,083	$2,028,826	2,667,068	$17,416,071

	Six Months Ended 8/31/2017		Year Ended 2/28/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	18,516,004	$126,952,547	22,844,354	$150,266,605
Shares issued to shareholders in payment of distributions declared	1,142,901	7,868,398	1,453,857	9,594,526
Shares redeemed	(6,999,068)	(47,991,512)	(9,648,094)	(63,376,233)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	12,659,837	$86,829,433	14,650,117	$96,484,898

	Six Months Ended 8/31/2017		Year Ended 2/28/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,835,322	$60,617,214	40,020,035	$257,578,869
Shares issued to shareholders in payment of distributions declared	1,943,593	13,390,514	4,285,000	28,219,281
Shares redeemed	(23,993,652)	(164,476,837)	(36,242,231)	(236,797,805)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(13,214,737)	$(90,469,109)	8,062,804	$49,000,345

	Period Ended 8/31/2017[1]		Year Ended 2/28/2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	888	$6,100	—	$—
Shares issued to shareholders in payment of distributions declared	14	98	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	902	$6,198	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,508,227)	$(17,037,267)	28,152,304	$180,643,138
1	Reflects operations for the period from April 27, 2017 (date of initial investment) to August 31, 2017.
Semi-Annual Shareholder Report

Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended August 31, 2017, the redemption fees for the Fund's Class A Shares, Class C Shares, Institutional Shares and Service Shares amounted to $11,134, $4,270, $27,673 and $52,053, respectively. For the year ended February 28, 2017, the redemption fees for Class A Shares, Class C Shares, Institutional Shares and Service Shares amounted to $22,436, $6,477, $36,906 and $111,295, respectively.
4. FEDERAL TAX INFORMATION
At August 31, 2017, the cost of investments for federal tax purposes was $1,002,103,601. The net unrealized appreciation of investments for federal tax purposes was $34,638,398. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $51,893,207 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,254,809.
At February 28, 2017, the Fund had a capital loss carryforward of $26,796,037 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$—	$10,437,394	$10,437,394
2018	$10,326,141	NA	$10,326,141
2019	$6,032,502	NA	$6,032,502
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses. For the six months ended August 31, 2017, the Adviser voluntarily waived $282,710 of its fee and voluntarily reimbursed $347,560 of transfer agent fees.
Semi-Annual Shareholder Report

The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended August 31, 2017, the Adviser reimbursed $14,413.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$177,788
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2017, FSC retained $72,595 of fees paid by the Fund. For the six months ended August 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended August 31, 2017, FSC retained $9,044 in sales charges from the sale of Class A Shares. FSC also retained $380 and $3,802 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended August 31, 2017, FSSC received $14,117 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2017, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.97%, 1.72%, 0.72%, 0.97%, and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended August 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $342,392 and $636,654, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2017, were as follows:
Purchases	$151,411,583
Sales	$171,291,017
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of August 31, 2017, the Fund had no outstanding loans. During the six months ended August 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2017, there were no outstanding loans. During the six months ended August 31, 2017, the program was not utilized.
9. subsequent event
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above changed to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2017 to August 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2017	Ending Account Value 8/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,026.10	$4.95
Class C Shares	$1,000	$1,022.30	$8.77
Institutional Shares	$1,000	$1,027.40	$3.68
Service Shares	$1,000	$1,026.10	$4.95
Class R6 Shares	$1,000	$1,027.00	$2.40[2]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.30	$4.94
Class C Shares	$1,000	$1,016.50	$8.74
Institutional Shares	$1,000	$1,021.60	$3.67
Service Shares	$1,000	$1,020.30	$4.94
Class R6 Shares	$1,000	$1,021.80	$3.47[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.97%
Class C Shares	1.72%
Institutional Shares	0.72%
Service Shares	0.97%
Class R6 Shares	0.68%
2	“Actual” expense information for the Fund's Class R6 Shares is for the period from April 27, 2017 (date of initial investment) to August 31, 2017. Actual expenses are equal to the Fund's annualized net expense ratio of 0.68%, multiplied by 127/365 (to reflect the period from date of initial investment to August 31, 2017). “Hypothetical” expense information for Class R6 Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated High Yield Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed
Semi-Annual Shareholder Report

expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated High Yield Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314197302
CUSIP 314197401
CUSIP 314197203
CUSIP 314197104
CUSIP 314197807
8092705 (10/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 23, 2017